Total Equity - Summary of Other Reserves Within Equity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	$ (136,755,547)	$ (1,107,906,103)	$ (848,186,431)
Other reserves, Changes	61,966,306	971,150,556	(259,719,672)
Other reserves, Ending balance	(74,789,241)	(136,755,547)	(1,107,906,103)
Reserve for Exchange Differences in Foreign Currency Translation [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	16,210,841	19,691,866	(11,409,870)
Other reserves, Changes	(3,601,923)	(3,481,025)	31,101,736
Other reserves, Ending balance	12,608,918	16,210,841	19,691,866
Reserve for Cash Flow Hedges [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(123,499,401)	(205,691,575)	(117,559,279)
Other reserves, Changes	71,170,367	82,192,174	(88,132,296)
Other reserves, Ending balance	(52,329,034)	(123,499,401)	(205,691,575)
Reserve for Gains and Losses on Remeasuring Available-for-Sale Financial Assets [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(1,033)	(1,046)	(1,020)
Other reserves, Changes	6	13	(26)
Other reserves, Ending balance	(1,027)	(1,033)	(1,046)
Other Reserves Related to Assets Held for Sale and Disposal Groups [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	2,722,113	(202,189,042)
Other reserves, Changes	(2,772,113)	204,911,155
Other reserves, Ending balance		2,722,113	(202,189,042)
Other Miscellaneous Reserves [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(32,188,067)	(719,716,306)	(719,216,262)
Other reserves, Changes	(2,880,031)	687,528,239	(500,044)
Other reserves, Ending balance	$ (35,068,098)	(32,188,067)	(719,716,306)
Other Reserves within Equity Related to Non-current Assets and Disposal Groups and Liabilities Associated Held for Sale or Distribution to Owners [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance		$ (202,189,042)
Other reserves, Changes			(202,189,042)
Other reserves, Ending balance			$ (202,189,042)